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[logo] The Company You Keep(R)           New York Life Insurance Company
                                         51 Madison Avenue, New York, NY 10010
                                         (212) 576-8323 Fax: (212) 447-4268
                                         E-mail: Richard_Bowman@newyorklife.com

                                         Richard P. Bowman
                                         Associate Counsel

VIA EDGAR

May 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  New York Life Insurance and Annuity Corporation
     MFA Separate Account-I
     File Nos. 2-86083 and 811-03831

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement dated May 1, 2002 to the Prospectus and Statement of Additional Information dated May 1, 2000, that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 15, 2002 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 15, 2002.

If you have any questions regarding the foregoing, please contact me at (212) 576-8323.

Very truly yours,

/s/ Richard P. Bowman
---------------------
Richard P. Bowman
Associate Counsel

                                        NYLIFE for Financial Products & Services